Fair Values of Financial Instruments and Interest Rate Risk - Quantitative Information about Level 3 Fair Value Measurements (Detail)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Impaired Loans [Member]
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Valuation Technique	Discounted expected cash flows
OREO [Member]
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Valuation Technique	Discounted appraisals	Discounted appraisals
Fair Value on a Nonrecurring Basis [Member] | Minimum [Member] | Impaired Loans [Member] | Level 3 [Member]
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Fair value inputs discount rate and estimated costs to sell	0.00%	0.00%
Fair Value on a Nonrecurring Basis [Member] | Minimum [Member] | OREO [Member] | Level 3 [Member]
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Fair value inputs discount rate and estimated costs to sell	0.00%	0.00%
Fair Value on a Nonrecurring Basis [Member] | Maximum [Member] | Impaired Loans [Member] | Level 3 [Member]
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Fair value inputs discount rate and estimated costs to sell	25.00%	10.00%
Fair Value on a Nonrecurring Basis [Member] | Maximum [Member] | OREO [Member] | Level 3 [Member]
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Fair value inputs discount rate and estimated costs to sell	10.00%	10.00%